(Columbia Marsico Growth Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Growth Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I, R and W shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico Growth Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees	[1]	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%
Other expenses	[1]	0.22%	0.22%	0.22%	0.02%	0.22%	0.22%
Total annual Fund operating expenses		1.13%	1.88%	1.88%	0.68%	1.38%	1.13%
[1]	Management fees and other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	684	913	1,161	1,871
Class B Shares	691	891	1,216	2,005
Class C Shares	291	591	1,016	2,201
Class I Shares	69	218	379	847
Class R Shares	140	437	755	1,657
Class W Shares	115	359	622	1,375

Expense Example, No Redemption (Columbia Marsico Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	191	591	1,016	2,005
Class C Shares	191	591	1,016	2,201